UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22956

Forefront Income Trust

(Exact name of registrant as specified in charter)

7 Times Square, 37th Floor, New York, NY 10036

(Address of principal executive offices) (Zip code)

Jeffrey Skinner

1001 West Fourth Street, Winston-Salem North Carolina  27101

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-488-4972

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

Forefront Income Trust

Schedule of Investments (Unaudited)

As of December 31, 2016

Shares Value (Note 1)

SENIOR LOANS – 19.36%

Real Estate - 14.58% Principal		Interest Rate	Maturity Date
700 Atlantic Equities, LLC (a) $ 500,000		22.000%	1/29/2017 500,000
Blaichbridge Driggs, LLC (a)	525,000	21.000%	3/11/2017 525,000
Broadridge LA, LLC (a)	500,000	18.000%	3/3/2017 500,000
			1,525,000

Retail - 4.78%

Banjo & Matilda, Inc. (a)500,00018.000%6/17/2018  500,000

Total Senior Loans (Cost $2,025,000) 2,025,000

STRUCTURED NOTES - 63.67%

Energy - 4.78%

InterestMaturity Principal Rate Date

Delta Energy Natchez, LLC (a)(b)

$ 500,000

19.000%1/15/2017  500,000

Financial Services - 24.93%

Auto Funding Group, LLC (a)(b)

$ 2,680,000

14.000%4/19/2018  2,605,000

Real Estate - 33.96%

1501 Sheepshead Bay Road Partners, LLC (a)(b)      $250,00018.000%5/18/2017 250,000

2020 Eastchester Road, LLC (a)(b)550,00018.000%  2/13/2017 550,000

35 Tech Partners, LLC (a)(b)                                 500,000          16.000% 6/11/2017 500,000

4765 Carpenter Avenue, LLC (a)(b)                                  400,00015.000%        11/21/2017 400,000

WB Park Avenue, LLC (a)(b)550,00018.000%3/1/2017 550,000

WB West 25th Street, LLC (a)(b)550,00018.000%3/1/2017 550,000

WBSH Met Tower, LLC (a)(b)750,00018.000%3/29/2017  750,000

 3,550,000

Total Structured Notes (Cost $6,730,000)

6,655,000

(Continued)

Forefront Income Trust

Schedule of Investments - Continued (Unaudited)

As of December 31, 2016

Value (Note 1)

Exercise Exercise

WARRANTS - 0.00%Shares Price Date

Banjo & Matilda, Inc.6,000,000 $

0.05

2/5/2021 $ -

Total Short-Term Investment (Cost $0) -

SHORT-TERM INVESTMENT - 17.07% Shares

  Blackrock Liquidity

Money Market Portfolio	1,783,762	1,783,762
Total Short-Term Investment (Cost $1,783,762)		1,783,762
Total Value of Investments (Cost $10,463,762) - 100.10%		$ 10,463,762
Other Assets Less Liabilities - (0.10)%		(13,232)
Net Assets - 100%		$ 10,450,530

Summary of Investments	% of Net Assets	Value
Senior Loans	19.36%	2,025,000
Structured Notes	63.67%	6,655,000
Warrants	0.00%	-
Short-Term Investment	17.07%	1,783,762
Other Assets Less Liabilities	(0.10)%	(13,232)
Total	100.00%	$10,450,530

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation$     -

Aggregate gross unrealized depreciation  (75,000)

Net unrealized depreciation $         (75,000)

(Continued)

Forefront Income Trust

Schedule of Investments - Continued (Unaudited)

As of December 31, 2016

(a)Restricted Securities. Securities for which market quotations are not readily available. The aggregate value of such securities is 83.03% of net assets, and the fair value has been determined under procedures approved by the Trust's Board of Trustees. There are no discounts for these securities since there are no restrictions upon sale.

(b)Structured Notes. There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes in which Forefront Income Trust invests, which may make it difficult for Forefront Income Trust to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at the maturity of the obligation. Forefront Income Trust bears the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

(Continued)

Forefront Income Trust

Schedule of Investments - Continued (Unaudited)

As of December 31, 2016

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at fair value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over- the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the- counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there  have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities

Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.) Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement. The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1Level 2 Level 3
Senior Loans	2,025,000	- - 2,025,000
Structured Notes	6,655,000	- - 6,655,000
Warrants	-	-- -
Short-Term Investment	1,783,762	1,783,762- -
Total	$ 10,463,762	$ 1,783,762 $ - $ 8,680,000

ITEM 2.  CONTROLS AND PROCEDURES

(a)The Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forefront Income Trust

By: (Signature and Title) /s/Bradley Reifler

 Bradley Reifler

Date: March 01, 2017 Chief Executive Officer and

 Chief Financial Officer

 Forefront Income Trust

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)/s/Bradley Reifler

 Bradley Reifler

Date: March 01, 2017 Chief Executive Officer and

 Chief Financial Officer

 Forefront Income Trust